Results of operation	9 Months Ended
Sep. 30, 2022
Results of operation
Results of operation

22.Results of operation

Revenue and cost of goods sold

In the nine months ended September 30, 2022, the Company generated revenue for the amount of €1.8 million (2021: €0.6 million). In the three months ended September 30, 2022, the company generated revenue for the amount of €182,000 (2021: €203,000).

In the three months ended September 30, 2022, the Company had experienced a delay in sales due to product availability from component supplier due to over malfunctioning. Those malfunctioning were remediated, and the Company will have sufficient manufacturing capacity to meet all commercial demands.

Revenue is recognized at a point in time upon satisfaction of the performance obligation, being the moment control over the Genio® system is transferred to the customer, which is in general at delivery at customer site or a predefined location in the country of the customer. For certain customers, control may be transferred upon shipment to the customer in case the incoterms are Ex-Works. The revenue from the Genio® system consists of a kit of products delivered at the same point in time, and as such revenue does not need to be allocated over the different products. The revenue is then recognized at an amount that reflects the consideration to which the Company expects to be entitled in exchange of the Genio® system. In determining the transaction price for the sale of the Genio® system, the Company considers the effects of variable consideration.

For the nine month period ended September 30, 2022 the sales (based on country of customer) were generated in Germany (€1.6 million), Switzerland (€167,000) and Finland (€40,000) (2021: Germany: €0.5 million, Spain: €20,000 and Belgium: €40,000). For the nine month period ended September 30, 2022, the Company has two customers with individual sales larger than 10% of the total revenue (2021: three customers).

For the three month period ended September 30, 2022 the sales (based on country of customer) were generated in Germany (€15,000) and Switzerland (€167,000) (2021: Germany: €203,000).

Cost of goods sold for the three and nine months ended September 30, 2022 and 2021:

	For the three months ended		For the nine months ended
	September 30		September 30
(in EUR 000)	2022	2021	2022	2021
Purchases of goods and services	151	143	933	231
Inventory movement	(88)	(61)	(248)	(33)
Total cost of goods sold	63	82	685	198

Operating expenses

The tables below detail the operating expenses for the nine months ended September 30, 2022 and 2021:

			Operating
			expense for the
(in EUR 000)	Total cost	Capitalized	period
Research and development	23,177	(11,891)	11,286
Selling, general and administrative expenses	13,492	—	13,492
Other income and expenses	(354)	117	(237)
For the nine months ended September 30, 2022	36,315	(11,774)	24,541

			Operating
			expense for the
(in EUR 000)	Total cost	Capitalized	period
Research and development	16,726	(7,717)	9,009
Selling, general and administrative expenses	10,775	—	10,775
Other income and expenses	(224)	498	274
For the nine months ended September 30, 2021	27,277	(7,219)	20,058

The tables below detail the operating expenses for the three months ended September 30, 2022 and 2021:

			Operating
			expense for the
(in EUR 000)	Total cost	Capitalized	period
Research and development	8,360	(4,139)	4,221
Selling, general and administrative expenses	4,763	—	4,763
Other income and expenses	(102)	15	(87)
For the three months ended September 30, 2022	13,021	(4,124)	8,897

			Operating
			expense for the
(in EUR 000)	Total cost	Capitalized	period
Research and development	7,131	(3,614)	3,517
Selling, general and administrative expenses	4,496	—	4,496
Other income and expenses	57	121	178
For the three months ended September 30, 2021	11,684	(3,493)	8,191

Research and Development expenses

	For the three months ended		For the nine months ended
	September 30		September 30
(in EUR 000)	2022	2021	2022	2021
Staff costs	2,592	2,240	7,682	5,367
Consulting and contractors' fees	802	2,481	2,107	3,150
Q&A regulatory	77	90	203	453
IP costs	131	143	353	934
Depreciation and amortization expense	320	239	816	694
Travel	327	253	655	298
Manufacturing and outsourced development	1,424	467	3,765	2,143
Clinical studies	2,325	1,118	6,577	2,826
Other expenses	362	100	1,019	861
Capitalized costs	(4,139)	(3,614)	(11,891)	(7,717)
Total research and development expenses	4,221	3,517	11,286	9,009

Before capitalization of €11.9 million for the nine months ended September 30, 2022 and €7.7 million for the nine months ended September 30, 2021, research and development expenses increased by €6.5 million or 39%, from €16.7 million for the nine months ended September 30, 2021, to €23.2 million for the nine months ended September 30, 2022, due to the combined effect of higher clinical, R&D activities and manufacturing expenses. This increase is mainly in staff and consulting costs to support those activities. This was offset by a decrease in patent fees and related expenses due to the payment for in-licensing agreement with Vanderbilt University during the first nine months ended September 30, 2021.

Before capitalization of €4.1 million for the three months ended September 30, 2022 and €3.6 million for the three months ended September 30, 2021, research and development expenses increased by €1.2 million or 17%, from €7.1 million for the three months ended September 30, 2021, to €8.4 million for the three months ended September 30, 2022, due to the combined effect of higher clinical, R&D activities and manufacturing expenses. This increase is mainly in staff and consulting costs to support those activities.

Selling, General and Administrative expenses

	For the three months ended		For the nine months ended
	September 30		September 30
(in EUR 000)	2022	2021	2022	2021
Staff costs	2,055	1,336	5,384	2,598
Consulting and contractors' fees	928	1,485	3,032	5,189
Legal fees	145	1	560	133
Rent	245	71	447	196
Depreciation and amortization expense	179	166	619	517
ICT	109	83	361	249
Travel	367	150	914	196
Insurance fees	404	523	1,239	523
Other	331	681	936	1,174
Total selling, general and administrative expenses	4,763	4,496	13,492	10,775

Selling, general and administrative expenses increased by €2.7 million or 25 % from €10.8 million for the nine months ended September 30, 2021 to €13.5 million for the nine months ended September 30, 2022, mainly due to an increase in staff costs to support the Company in its activities and an increase in insurance fees following the listing of the Company in the United States. This increase was offset by a decrease of €2.2 million in Consulting and contractors’ fees due to variable compensations for an amount of €1.9 million that were included in the nine months ended September 30, 2021 related to a cash settled share based payment transaction.

Selling, general and administrative expenses increased by €267,000 or 6 % from €4.5 million for the three months ended September 30, 2021 to €4.8 million for the three months ended September 30, 2022, mainly due to an increase in staff costs to support the Company in its activities. This increase was offset by a decrease of €0.6 million in Consulting and contractors’ fees due to one time fee of € 0.4 million included in the three months ended September 30, 2021.

Other operating expenses

The Company had other operating income of €237,000 for the nine months ended September 30, 2022 compared to other operating expenses of €-274,000 for the nine months ended September 30, 2021.

The Company had other operating income of €87,000 for the three months ended September 30, 2022 compared to other operating expenses of €-178,000 for the three months ended September 30, 2021.

	For the three months ended		For the nine months ended
	September 30		September 30
(in EUR 000)	2022	2021	2022	2021
Recoverable cash advances
Initial measurement and re-measurement	50	(100)	77	(253)
R&D incentives (Australia)	55	136	192	572
Capitalization of R&D incentive	(15)	(121)	(117)	(498)
Other income/(expenses)	(3)	(93)	85	(95)
Total Other Operating Income/(Expenses)	87	(178)	237	(274)